Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 1,085,287		$ 1,263,560
Administration Fee	130,010		166,778
Operating Expenses and Administration Fee, Total	1,215,297		1,430,338
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	450,436		670,907
Administration Fee	130,010		166,778
Operating Expenses and Administration Fee, Total	580,446		837,685
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	502,043		514,466
Administration Fee
Operating Expenses and Administration Fee, Total	502,043		514,466
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	52,085		56,006
Administration Fee
Operating Expenses and Administration Fee, Total	52,085		56,006
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	80,723		22,181
Administration Fee
Operating Expenses and Administration Fee, Total	80,723		22,181
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	(52,085)	[1]	(66,814)	[1]
Administration Fee		[1]
Operating Expenses and Administration Fee, Total	$ (52,085)	[1]	$ (66,814)	[1]

[1]	by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)